Guarantor/Non-guarantor Condensed Consolidated Financial Information	12 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Guarantor/Non-guarantor Condensed Consolidated Financial Information

(21) Guarantor/Non-guarantor Condensed Consolidated Financial Information

Certain of Alion’s 100% owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed both the Secured Notes and the Unsecured Notes which are general obligations of the Company. In March 2010, the Unsecured Note Indenture was amended to include as Unsecured Note guarantors all subsidiaries serving as Secured Note guarantors.

The following information presents condensed consolidating balance sheets as of September 30, 2013 and September 30, 2012; condensed consolidating statements of operations and comprehensive loss and cash flows for the years ended September 30, 2013, 2012 and 2011 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet Information at September 30, 2013

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Commitments and contingencies	—	—	—	—	—
Redeemable common stock	61,895	—	—	—	61,895
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and stockholder’s deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Balance Sheet Information at September 30, 2012

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$27,271	$(44)	$—	$—	$27,227
Accounts receivable, net	172,365	2,783	145	—	175,293
Receivable due from ESOP Trust	1,129	—	—	—	1,129
Prepaid expenses and other current assets	5,378	70	—	—	5,448

Total current assets	206,143	2,809	145	—	209,097
Property, plant and equipment, net	10,064	529	12	—	10,605
Intangible assets, net	5,242	—	—	—	5,242
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	27,994	—	—	(27,994)	—
Intercompany receivables	1,438	27,475	—	(28,913)	—
Other assets	11,427	—	4	—	11,431

Total assets	$661,229	$30,813	$161	$(56,907)	$635,296

Current liabilities:
Interest payable	$17,658	$—	$—	$—	$17,658
Trade accounts payable	44,582	201	10	—	44,793
Accrued liabilities	52,265	190	5	—	52,460
Accrued payroll and related liabilities	39,305	589	32	—	39,926
Billings in excess of costs revenue earned	2,656	6	4	—	2,666

Total current liabilities	156,466	986	51	—	157,503
Intercompany payables	27,476	—	1,437	(28,913)	—
Secured Notes	306,502	—	—	—	306,502
Unsecured Notes	242,923	—	—	—	242,923
Accrued compensation and benefits, excluding current portion	5,905	—	—	—	5,905
Non-current portion of lease obligations	11,858	506	—	—	12,364
Deferred income taxes	51,156	—	—	—	51,156
Commitments and contingencies
Redeemable common stock	110,740	—	—	—	110,740
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	—	(4,084)	—
Accumulated other comprehensive loss	(149)	—	—	—	(149)
Accumulated surplus (deficit)	(272,433)	25,237	(1,327)	(23,910)	(272,433)

Total liabilities, redeemable common stock and stockholder’s deficit	$661,229	$30,813	$161	$(56,907)	$635,296

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2013
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$839,608	$8,627	$737	$—	$848,972
Direct contract expenses	663,380	5,638	486	—	669,504

Gross profit	176,228	2,989	251	—	179,468

Operating expenses	81,838	1,972	318	—	84,128
General and administrative	52,491	604	44	—	53,139

Operating income (loss)	41,899	413	(111)	—	42,201
Other income (expense):
Interest income	55	—	—	—	55
Interest expense	(75,700)	—	—	—	(75,700)
Other	(200)	116	—	—	(84)
Gain on debt extinguishment	3,913	—	—	—	3,913
Equity in net income (loss) of subsidiaries	418	—	—	(418)	—

Total other income (expense)	(71,514)	116	—	(418)	(71,816)
Income (loss) before taxes	(29,615)	529	(111)	(418)	(29,615)
Income tax expense	(6,977)	—	—	—	(6,977)

Net income (loss)	$(36,592)	$529	$(111)	$(418)	$(36,592)

Other comprehensive income:
Postretirement actuarial gains	279	—	—	—	279

Comprehensive income (loss)	$(36,313)	529	(111)	(418)	(36,313)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2012
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$802,664	$14,015	$525	$—	$817,204
Direct contract expenses	624,788	7,743	300	—	632,831

Gross profit	177,876	6,272	225	—	184,373

Operating expenses	88,736	2,531	227	—	91,494
General and administrative	52,123	156	162	—	52,441

Operating income (loss)	37,017	3,585	(164)	—	40,438
Other income (expense):
Interest income	78	—	—	—	78
Interest expense	(74,934)	—	—	—	(74,934)
Other	(63)	9	(1)	—	(55)
Equity in net income (loss) of subsidiaries	3,429	—	—	(3,429)	—

Total other income (expense)	(71,490)	9	(1)	(3,429)	(74,911)
Income (loss) before taxes	(34,473)	3,594	(165)	(3,429)	(34,473)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(41,447)	$3,594	$(165)	$(3,429)	$(41,447)

Other comprehensive income:
Postretirement actuarial gains	26	—	—	—	26

Comprehensive income (loss)	$(41,421)	3,594	(165)	(3,429)	(41,421)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2011
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$769,467	$17,025	$822	$—	$787,314
Direct contract expenses	593,600	9,333	548	—	603,481

Gross profit	175,867	7,692	274	—	183,833

Operating expenses	79,871	3,076	88	—	83,035
General and administrative	64,374	620	311	—	65,305

Operating income (loss)	31,622	3,996	(125)	—	35,493
Other income (expense):
Interest income	45	—	—	—	45
Interest expense	(73,919)	—	—	—	(73,919)
Other	(535)	568	(1)	—	32
Gain on debt extinguishment	939	—	—	—	939
Equity in net income (loss) of subsidiaries	4,438	—	—	(4,438)	—

Total other income (expense)	(69,032)	568	(1)	(4,438)	(72,903)
Income (loss) before taxes	(37,410)	4,564	(126)	(4,438)	(37,410)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(44,384)	$4,564	$(126)	$(4,438)	$(44,384)

Other comprehensive income:
Post retirement actuarial gains	55	—	—	—	55

Comprehensive income (loss)	(44,329)	4,564	(126)	(4,438)	(44,329)

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2013

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$10,666	$97	$20	$10,783
Cash flows from investing activities:
Capital expenditures	(1,792)	(77)	—	(1,869)

Net cash provided by (used in) investing activities	(1,792)	(77)	—	(1,869)
Cash flows from financing activities:
Repurchase of Unsecured Notes	(6,030)	—	—	(6,030)
Revolver borrowings	16,461	—	—	16,461
Revolver repayments	(16,461)	—	—	(16,461)
Loan to ESOP Trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP Trust	(6,664)	—	—	(6,664)
Redeemable common stock sold to ESOP Trust	2,166	—	—	2,166

Net cash used in financing activities	(10,528)	—	—	(10,528)

Net increase (decrease) in cash and cash equivalents	(1,654)	20	20	(1,614)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$25,617	$(24)	$20	$25,613

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2012

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$12,700	$(19)	$—	$12,681
Cash flows from investing activities:
Capital expenditures	(2,733)	2	—	(2,731)

Net cash provided by (used in) investing activities	(2,733)	2	—	(2,731)

Cash flows from financing activities:
Revolver borrowings	26,000	—	—	26,000
Revolver repayments	(26,000)	—	—	(26,000)
Loan to ESOP Trust	(477)	—	—	(477)
ESOP loan repayment	477	—	—	477
Redeemable common stock purchased from ESOP Trust	(4,843)	—	—	(4,843)
Redeemable common stock sold to ESOP Trust	1,302	—	—	1,302

Net cash used in financing activities	(3,541)	—	—	(3,541)

Net increase (decrease) in cash and cash equivalents	6,426	(17)	—	6,409
Cash and cash equivalents at beginning of period	20,845	(27)	—	20,818

Cash and cash equivalents at end of period	$27,271	$(44)	$—	$27,227

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2011

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$5,061	$636	$24	$5,721
Cash flows from investing activities:
Capital expenditures	(5,694)	(588)	(23)	(6,305)
Proceeds from sale of fixed assets	14	—	—	14

Net cash used in investing activities	(5,680)	(588)	(23)	(6,291)

Cash flows from financing activities:
Payment of debt issuance cost	(710)	—	—	(710)
Repurchase unsecured notes	(3,993)	—	—	(3,993)
Revolver borrowings	17,000	—	—	17,000
Revolver payments	(17,000)	—	—	(17,000)
Loan to ESOP Trust	(776)	—	—	(776)
ESOP loan repayment	776	—	—	776
Redeemable common stock purchased from ESOP Trust	(5,762)	—	—	(5,762)
Redeemable common stock sold to ESOP Trust	5,158	—	—	5,158

Net cash used in financing activities	(5,307)	—	—	(5,307)

Net increase (decrease) in cash and cash equivalents	(5,926)	48	1	(5,877)
Cash and cash equivalents at beginning of period	26,770	(74)	(1)	26,695

Cash and cash equivalents at end of period	$20,844	$(26)	$—	$20,818